UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Unusual Whales Subversive Democratic Trading ETF Tailored Shareholder Report

annual shareholder report September 30, 2025

Unusual Whales Subversive Democratic Trading ETF

Ticker: NANC (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.subversiveetfs.com/nanc. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Democratic Trading ETF	$80	0.73%

Cumulative Performance

(Initial Investment of $10,000)

Unusual Whales Subversive Democratic Trading ETF - $18,115
S&P 500® Index - $16,912
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
2/6/2023
4/30/2023
7/31/2023
10/31/2023
1/31/2024
4/30/2024
7/31/2024
10/31/2024
1/31/2025
4/30/2025
7/31/2025
9/30/2025

Annual Performance

Annualized Returns for the Periods Ended September 30, 2025	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Democratic Trading ETF	20.04%	25.17%
S&P 500® Index	17.60%	21.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 20.04% and the S&P 500® Index returned 17.60%. The Fund was weighted towards growth and large caps stock with an overweight position in Technology, Communications and Healthcare, and an underweight position in Financials and Industrials relative to the S&P 500®. The portfolio skewed throughout the year heavily towards Informational Technology, Communications and Healthcare and was weighted about 94% towards large cap stocks.

Positioning

Top Contributors

The Fund is a non-diversified strategy and there was some concentration in the top 10 holdings with Nvidia consistently throughout the period representing about 10% of the portfolio. In addition, the Fund held large weightings in Microsoft at nearly 8%, and Amazon. Artivion also contributed meaningfully. These top holdings were strong performers and contributed to the Fund’s performance.

Top Detractors

Companies that were headwinds for performance included JP Morgan, Walmart and Sweetgreen.

The Fund, which is active, focuses on stocks that have been identified by the fund's portfolio managers as having greater trading activity by Democratic members of Congress. Repeated buy and sell patterns are then also cross referenced against the Democratic members' committee roles and/or also further validated by other members of Congress to identify transaction patterns.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.subversiveetfs.com/nanc for more recent performance information.

Unusual Whales Subversive Democratic Trading ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$255,228
Number of Holdings	150
Total Advisory Fee	$1,556,261
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors
20.7%
Software & Tech Services
19.8%
Media
12.8%
Health Care
11.8%
Financial Services
5.9%
Retail & Wholesale - Discretionary
5.7%
Consumer Staple Products
4.5%
Materials
3.3%
Retail & Wholesale - Staples
3.0%
Industrial Services
2.8%
Consumer Discretionary Products
2.4%
Industrial Products
2.4%
Banking
1.5%
Insurance
1.0%
Consumer Discretionary Services
0.9%
Utilities
0.8%
Telecommunications
0.4%
Cash & Other
0.2%
Oil & Gas
0.1%

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	10.4
Microsoft Corp.	7.9
Alphabet, Inc. - Class C	4.9
Amazon.com, Inc.	4.8
Apple, Inc.	4.0
Artivion, Inc.	3.2
American Express Co.	3.0
Salesforce, Inc.	3.0
Philip Morris International, Inc.	3.0
Netflix, Inc.	2.8

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/nanc/ or upon request at (877) 291-4040.

How has the Fund Changed?

The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust 1, including the Fund..

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/nanc.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unusual Whales Subversive Republican Trading ETF Tailored Shareholder Report

annual shareholder report September 30, 2025

Unusual Whales Subversive Republican Trading ETF

Ticker: GOP (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.subversiveetfs.com/gop. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Republican Trading ETF	$79	0.73%

Cumulative Performance

(Initial Investment of $10,000)

Unusual Whales Subversive Republican Trading ETF - $14,782
S&P 500® Index - $16,912
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
2/6/2023
4/30/2023
7/31/2023
10/31/2023
1/31/2024
4/30/2024
7/31/2024
10/31/2024
1/31/2025
4/30/2025
7/31/2025
9/30/2025

Annual Performance

Annualized Returns for the Periods Ended September 30, 2025	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Republican Trading ETF	16.65%	15.91%
S&P 500® Index	17.60%	21.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 16.65% and the S&P 500® Index returned 17.60%. The Fund was weighted more towards value stocks with an overweight position in Financials, Industrials and Energy, and an underweight position in Technology, Healthcare and Industrials relative to the S&P 500®. The portfolio also held a 4.7% position in the iShares Bitcoin Trust.

Positioning

Throughout the year, the portfolio skewed towards value with an emphasis on Financials, and was about 87% exposed to large cap stocks.

Top Contributors

The Fund is a non-diversified strategy and holdings in Comfort Systems, which was about 3.73% position throughout the year, was the largest contributor to the Fund. Meaningful contribution also came from JP Morgan and the iShares Bitcoin Trust.

Top Detractors

Companies that were headwinds for performance included Bath & Body Works, Insights and Enterprises, Inc.  and ASML Holdings.

The Fund, which is active, focuses on stocks that have been identified by the portfolio managers as having greater trading activity by Republican members of Congress. Repeated buy and sell patterns are then also cross referenced against the Republican members' committee roles  and/or also further validated by other members of Congress to identify transaction patterns.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.subversiveetfs.com/gop for more recent performance information.

Unusual Whales Subversive Republican Trading ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$59,115
Number of Holdings	141
Total Advisory Fee	$363,640
Portfolio Turnover Rate	16%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 14.8%
Software & Tech Services 8.7%
Industrial Products 8.2%
Industrial Services 7.7%
Financial Services 7.2%
Oil & Gas 7.2%
Health Care 5.9%
Banking 5.7%
Insurance 5.0%
Exchange Traded Funds 4.7%
Retail & Wholesale - Discretionary 3.6%
Utilities 3.5%
Telecommunications 3.0%
Consumer Staple Products 2.9%
Materials 2.9%
Media 2.2%
Retail & Wholesale - Staples 1.7%
Consumer Discretionary Products 1.4%
Real Estate 1.4%
Consumer Discretionary Services 0.8%
Cash & Other 1.5%

Top Ten Holdings	(% of total net assets)
Comfort Systems USA, Inc.	5.3
JPMorgan Chase & Co.	4.9
iShares Bitcoin Trust ETF	4.7
NVIDIA Corp.	3.5
Intel Corp.	2.7
Arista Networks, Inc.	2.6
AT&T, Inc.	2.6
Allstate Corp.	2.2
National Fuel Gas Co.	2.0
Chevron Corp.	2.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/gop/ or upon request at (877) 291-4040.

How has the Fund Changed?

The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

The Fund also changed its ticker symbol from KRUZ to GOP during the reporting period.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust 1, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/gop.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Unusual Whales Subversive Democratic Trading ETF

	FYE 9/30/2025	FYE 9/30/2024
( a ) Audit Fees	$13,000	$15,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,500
( d ) All Other Fees	N/A	N/A

Unusual Whales Subversive Republican Trading ETF

	FYE 9/30/2025	FYE 9/30/2024
( a ) Audit Fees	$13,000	$15,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,500
( d ) All Other Fees	N/A	N/A

1

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

September 30, 2025

Tidal Trust I

• Unusual Whales Subversive Democratic Trading ETF	| NANC	| Cboe BZX Exchange, Inc.
• Unusual Whales Subversive Republican Trading ETF	| GOP	| Cboe BZX Exchange, Inc.

Notes to the Financial Statements	Subversive ETFs

September 30, 2025 (Unaudited)

Unusual Whales Subversive Democratic Trading ETF

Schedule of Investments

September 30, 2025

COMMON STOCKS - 99.8%	Shares	Value
Banking - 1.5%
Bank of America Corp.	11,181	$576,828
Citigroup, Inc.	7,132	723,898
Fifth Third Bancorp	5,640	251,262
Huntington Bancshares, Inc.	13,500	233,145
JPMorgan Chase & Co.	1,880	593,008
PNC Financial Services Group, Inc.	1,190	239,107
Wells Fargo & Co.	13,044	1,093,348
		3,710,596

Consumer Discretionary Products - 2.4%
D.R. Horton, Inc.	29,187	4,946,321
Ford Motor Co.	40,034	478,807
Mohawk Industries, Inc.(a)	3,543	456,764
Nike, Inc. - Class B	3,302	230,248
		6,112,140

Consumer Discretionary Services - 0.9%
Domino’s Pizza, Inc.	972	419,622
Marriott International, Inc. - Class A	2,133	555,519
McDonald’s Corp.	1,016	308,752
Penn Entertainment, Inc.(a)	18,048	347,605
Starbucks Corp.	6,909	584,501
Sweetgreen, Inc. - Class A(a)	23,878	190,546
		2,406,545

Consumer Staple Products - 4.5%
Altria Group, Inc.	7,817	516,391
Coca-Cola Co.	27,113	1,798,134
Colgate-Palmolive Co.	4,480	358,131
Mondelez International, Inc. - Class A	2,828	176,665
PepsiCo, Inc.	2,377	333,826
Philip Morris International, Inc.	46,869	7,602,152
Procter & Gamble Co.	4,104	630,580
		11,415,879

Financial Services - 5.9%
American Express Co.	23,324	7,747,300
Ameriprise Financial, Inc.	470	230,887
Bank of New York Mellon Corp.	4,702	512,330
Blackrock, Inc.	483	563,115
Blackstone, Inc.	2,586	441,818
Broadridge Financial Solutions, Inc.	948	225,785
Capital One Financial Corp.	4,039	858,611
Charles Schwab Corp.	5,476	522,794

The accompanying notes are an integral part of these financial statements.

KKR & Co., Inc.	10,310	$1,339,784
Mastercard, Inc. - Class A	728	414,094
Morgan Stanley	9,165	1,456,868
Visa, Inc. - Class A	1,897	647,598
		14,960,984

Health Care - 11.8%
Abbott Laboratories	21,837	2,924,848
AbbVie, Inc.	3,344	774,270
Amgen, Inc.	1,880	530,536
Artivion, Inc.(a)	190,402	8,061,621
Baxter International, Inc.	7,869	179,177
Cigna Group	1,177	339,270
CVS Health Corp.	22,718	1,712,710
Elanco Animal Health, Inc.(a)	31,789	640,230
Eli Lilly & Co.	6,400	4,883,200
HCA Healthcare, Inc.	1,893	806,797
IDEXX Laboratories, Inc.(a)	1,112	710,446
Intuitive Surgical, Inc.(a)	484	216,459
Johnson & Johnson	15,967	2,960,601
Medtronic PLC	4,472	425,913
Merck & Co., Inc.	3,821	320,697
Novartis AG, ADR	2,120	271,869
Pfizer, Inc.	13,384	341,024
Stryker Corp.	717	265,053
Tactile Systems Technology, Inc.(a)	61,742	854,509
Tempus AI, Inc. - Class A(a)	25,004	2,018,073
UnitedHealth Group, Inc.	716	247,235
Vertex Pharmaceuticals, Inc.(a)	725	283,939
Zimmer Biomet Holdings, Inc.	3,292	324,262
		30,092,739

Industrial Products - 2.4%
3M Co.	1,410	218,804
AMETEK, Inc.	1,178	221,464
Caterpillar, Inc.	718	342,594
Deere & Co.	471	215,369
Emerson Electric Co.	1,410	184,964
General Dynamics Corp.	711	242,451
Northrop Grumman Corp.	2,299	1,400,827
Oshkosh Corp.	4,211	546,167
RTX Corp	8,306	1,389,843
Sensata Technologies Holding PLC	15,642	477,863
Trane Technologies PLC	944	398,330
Vertiv Holdings Co. - Class A	3,290	496,329
		6,135,005

Industrial Services - 2.8%
APi Group Corp.(a)	78,313	2,691,618
Aramark	27,648	1,061,683
Automatic Data Processing, Inc.	705	206,918

The accompanying notes are an integral part of these financial statements.

Cintas Corp.	940	$192,944
Quanta Services, Inc.	1,175	486,943
Republic Services, Inc.	940	215,711
Union Pacific Corp.	946	223,606
United Parcel Service, Inc. - Class B	2,839	237,142
United Rentals, Inc.	1,897	1,810,990
		7,127,555

Insurance - 1.0%
Aflac, Inc.	2,115	236,246
Allstate Corp.	2,133	457,848
Arthur J. Gallagher & Co.	705	218,367
Marsh & McLennan Cos., Inc.	1,899	382,705
Progressive Corp.	3,901	963,352
Prudential Financial, Inc.	1,893	196,380
		2,454,898

Materials - 3.3%
Air Products and Chemicals, Inc.	713	194,449
Amcor PLC	46,542	380,714
Ball Corp.	10,590	533,948
Corteva, Inc.	4,230	286,075
DuPont de Nemours, Inc.	5,946	463,193
Ecolab, Inc.	940	257,428
Linde PLC	472	224,200
Vulcan Materials Co.	19,429	5,976,749
		8,316,756

Media - 12.8%
Alphabet, Inc. - Class C	51,121	12,450,520
Comcast Corp. - Class A	8,528	267,950
Liberty Media Corp. - Liberty Formula One - Class C(a)	5,479	572,282
Meta Platforms, Inc. - Class A	9,716	7,135,236
Netflix, Inc.(a)	6,023	7,221,095
Pinterest, Inc. - Class A(a)	37,470	1,205,410
Uber Technologies, Inc.(a)	2,856	279,802
Walt Disney Co.	31,369	3,591,750
		32,724,045

Oil & Gas - 0.1%
Schlumberger NV	5,051	173,603

Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc.(a)	56,316	12,365,304
Bath & Body Works, Inc.	8,307	213,988
CarMax, Inc.(a)	5,172	232,068
Home Depot, Inc.	2,211	895,875
Lowe’s Cos., Inc.	1,458	366,410

The accompanying notes are an integral part of these financial statements.

TJX Cos., Inc.	3,305	$477,705
		14,551,350

Retail & Wholesale - Staples - 3.0%
Costco Wholesale Corp.	6,993	6,472,931
Sysco Corp.	5,963	490,993
Walmart, Inc.	7,839	807,887
		7,771,811

Software & Tech Services - 19.8%
Accenture PLC - Class A	5,340	1,316,844
Crowdstrike Holdings, Inc. - Class A(a)	13,009	6,379,353
Gartner, Inc. (a)	940	247,098
International Business Machines Corp.	8,736	2,464,950
Intuit, Inc.	716	488,964
Microsoft Corp.	38,821	20,107,337
Oracle Corp.	1,175	330,457
Palantir Technologies, Inc. - Class A(a)	7,848	1,431,632
Palo Alto Networks, Inc.(a)	7,759	1,579,888
Roper Technologies, Inc.	470	234,384
Salesforce, Inc.	32,285	7,651,545
ServiceNow, Inc.(a)	2,159	1,986,884
SoundHound AI, Inc. - Class A(a)	100,301	1,612,840
SS&C Technologies Holdings, Inc.	54,374	4,826,236
		50,658,412

Tech Hardware & Semiconductors - 20.7%
Advanced Micro Devices, Inc. (a)	2,376	384,413
Apple, Inc.	39,901	10,159,992
Applied Materials, Inc.	25,820	5,286,387
Arista Networks, Inc.(a)	3,760	547,870
Broadcom, Inc.	8,808	2,905,847
Cisco Systems, Inc.	10,762	736,336
Corning, Inc.	7,578	621,623
Dell Technologies, Inc. - Class C	4,245	601,814
Hewlett Packard Enterprise Co.	9,217	226,370
HP, Inc.	7,108	193,551
KLA Corp.	242	261,021
Lam Research Corp.	7,470	1,000,233
Microchip Technology, Inc.	5,946	381,852
Micron Technology, Inc.	7,359	1,231,308
Motorola Solutions, Inc.	473	216,298
NVIDIA Corp.	142,778	26,639,519
QUALCOMM, Inc.	1,660	276,158
Seagate Technology Holdings PLC	3,908	922,522
Texas Instruments, Inc.	1,655	304,073
		52,897,187

Telecommunications - 0.4%
T-Mobile US, Inc.	2,593	620,713

The accompanying notes are an integral part of these financial statements.

Verizon Communications, Inc.	8,775	$385,661
		1,006,374

Utilities - 0.8%
Dominion Energy, Inc.	3,295	201,555
Vistra Corp.	10,066	1,972,131
		2,173,686

TOTAL COMMON STOCKS (Cost $208,121,267)		254,689,565

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	615,134	615,134

TOTAL SHORT-TERM INVESTMENTS (Cost $615,134)		615,134

TOTAL INVESTMENTS - 100.0% (Cost $208,736,401)		$255,304,699
Liabilities in Excess of Other Assets - 0.0%(c)		(76,506)
TOTAL NET ASSETS - 100.0%		$255,228,193

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Unusual Whales Subversive Republican Trading ETF

Schedule of Investments

September 30, 2025

COMMON STOCKS - 93.8%	Shares	Value
Banking - 5.7%
Bank of America Corp.	1,983	$102,303
Citigroup, Inc.	1,983	201,275
Farmers & Merchants Bancorp, Inc.	3,389	84,759
JPMorgan Chase & Co.	9,133	2,880,822
United Bankshares, Inc.	3,130	116,467
		3,385,626

Consumer Discretionary Products - 1.4%
Fortune Brands Innovations, Inc.	2,112	112,760
Tesla, Inc.(a)	1,666	740,903
		853,663

Consumer Discretionary Services - 0.8%
Las Vegas Sands Corp.	6,716	361,254
Starbucks Corp.	1,264	106,934
		468,188

Consumer Staple Products - 2.9%
Clorox Co.	1,387	171,017
Coca-Cola Co.	1,656	109,826
Philip Morris International, Inc.	3,082	499,900
Tyson Foods, Inc. - Class A	16,939	919,788
		1,700,531

Financial Services - 7.2%
AerCap Holdings NV	4,486	542,806
Blackrock, Inc.	341	397,562
Capital One Financial Corp.	960	204,077
Charles Schwab Corp.	1,844	176,047
Fidelity National Information Services, Inc.	14,399	949,470
Houlihan Lokey, Inc. - Class A	863	177,191
Mastercard, Inc. - Class A	609	346,405
PayPal Holdings, Inc.(a)	11,437	766,965
Stifel Financial Corp.	2,800	317,716
Visa, Inc. - Class A	1,146	391,221
		4,269,460

Health Care - 5.9%
AbbVie, Inc.	529	122,485
Amgen, Inc.	266	75,065
Boston Scientific Corp.(a)	2,876	280,784
Elevance Health, Inc.	860	277,883
Henry Schein, Inc.(a)	2,368	157,164
Humana, Inc.	611	158,964

The accompanying notes are an integral part of these financial statements.

IQVIA Holdings, Inc.(a)	598	$113,584
Johnson & Johnson	3,919	726,661
Novo Nordisk A/S - Class B, ADR	6,936	384,879
United Therapeutics Corp.(a)	2,797	1,172,530
		3,469,999

Industrial Products - 8.2%
Caterpillar, Inc.	670	319,691
Donaldson Co., Inc.	1,783	145,939
Dover Corp.	532	88,754
Emerson Electric Co.	2,999	393,409
Gates Industrial Corp. PLC(a)	3,982	98,833
Honeywell International, Inc.	1,300	273,650
L3Harris Technologies, Inc.	2,081	635,558
Lockheed Martin Corp.	656	327,482
nVent Electric PLC	5,707	562,938
Oshkosh Corp.	3,159	409,722
Rockwell Automation, Inc.	1,002	350,229
RTX Corp	4,134	691,742
Sensata Technologies Holding PLC	2,999	91,619
Woodward, Inc.	1,856	469,030
		4,858,596

Industrial Services - 7.7%
Applied Industrial Technologies, Inc., ADR	532	138,879
Aramark	6,540	251,136
Comfort Systems USA, Inc.	3,777	3,116,705
Core & Main, Inc. - Class A(a)	2,406	129,515
Delta Air Lines, Inc.	4,782	271,378
FedEx Corp.	1,585	373,759
Quanta Services, Inc.	270	111,893
Southwest Airlines Co.	4,383	139,862
		4,533,127

Insurance - 5.0%
Allstate Corp.	5,949	1,276,953
Chubb Ltd.	596	168,221
Equitable Holdings, Inc.	5,860	297,571
Markel Group, Inc.(a)	130	248,477
Marsh & McLennan Cos., Inc.	860	173,316
Primerica, Inc.	665	184,597
White Mountains Insurance Group Ltd	157	262,429
Willis Towers Watson PLC	1,061	366,522
		2,978,086

Materials - 2.9%
Alcoa Corp.	2,616	86,040
Alliance Resource Partners LP	3,936	99,522
AptarGroup, Inc.	665	88,884
Barrick Mining Corp	7,840	256,917
Freeport-McMoRan, Inc.	2,244	88,010

The accompanying notes are an integral part of these financial statements.

Linde PLC	865	$410,875
Louisiana-Pacific Corp.	1,442	128,107
Nucor Corp.	1,392	188,518
Simpson Manufacturing Co., Inc.	861	144,183
TriMas Corp.	5,529	213,641
		1,704,697

Media - 2.2%
Charter Communications, Inc. - Class A(a)	557	153,233
Liberty Broadband Corp. - Class C	1,192	75,740
Meta Platforms, Inc. - Class A	592	434,753
Uber Technologies, Inc.(a)	2,736	268,046
Walt Disney Co.	1,057	121,026
Warner Bros Discovery, Inc.(a)	14,107	275,510
		1,328,308

Oil & Gas - 7.2%
Chevron Corp.	7,623	1,183,776
ConocoPhillips	9,191	869,377
Devon Energy Corp.	4,097	143,641
Energy Transfer LP	14,645	251,308
NGL Energy Partners LP	53,699	322,194
Occidental Petroleum Corp.	3,339	157,768
ONEOK, Inc.	1,657	120,911
Shell PLC, ADR	9,101	650,994
Williams Cos., Inc.	8,649	547,914
		4,247,883

Real Estate - 1.4%
Simon Property Group, Inc. - REIT	4,555	854,837

Retail & Wholesale - Discretionary - 3.6%
Amazon.com, Inc.(a)	1,862	408,839
ePlus, Inc.	1,123	79,744
FirstCash Holdings, Inc.	2,506	397,001
Home Depot, Inc.	1,126	456,244
O’Reilly Automotive, Inc.(a)	4,935	532,042
Penske Automotive Group, Inc.	533	92,694
Valvoline, Inc.	4,057	145,687
		2,112,251

Retail & Wholesale - Staples - 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	2,996	279,377
Costco Wholesale Corp.	527	487,807
Dollar Tree, Inc.(a)	2,316	218,561
		985,745

Software & Tech Services - 8.7%
Accenture PLC - Class A	3,404	839,426
Adobe, Inc.	215	75,841

The accompanying notes are an integral part of these financial statements.

Autodesk, Inc.	730	$231,899
Cadence Design Systems, Inc.(a)	860	302,084
Crowdstrike Holdings, Inc. - Class A(a)	264	129,460
EPAM Systems, Inc.(a)	1,266	190,900
Fortinet, Inc.(a)	1,647	138,480
Gen Digital, Inc.	7,044	199,979
Insight Enterprises, Inc.(a)	863	97,873
Intuit, Inc.	457	312,090
Microsoft Corp.	795	411,770
Oracle Corp.	465	130,777
Palo Alto Networks, Inc.(a)	1,422	289,548
Progress Software Corp.	1,256	55,176
PTC, Inc.(a)	528	107,195
SAP SE, ADR	1,176	314,239
ServiceNow, Inc.(a)	198	182,216
Snowflake, Inc. - Class A(a)	1,215	274,043
Strategy, Inc. - Class A(a)	1,873	603,499
Workday, Inc. - Class A(a)	1,011	243,378
		5,129,873

Tech Hardware & Semiconductors - 14.8%
Advanced Micro Devices, Inc.	3,901	631,143
Apple, Inc.	1,275	324,653
Arista Networks, Inc.(a)	10,570	1,540,155
Arrow Electronics, Inc.	859	103,939
ASML Holding NV	786	760,919
Broadcom, Inc.	1,783	588,230
Cisco Systems, Inc.	1,921	131,435
Intel Corp.	48,064	1,612,547
KLA Corp.	97	104,624
NVIDIA Corp.	10,999	2,052,193
Plexus Corp(a)	860	124,433
QUALCOMM, Inc.	735	122,275
Texas Instruments, Inc.	3,462	636,073
		8,732,619

Telecommunications - 3.0%
AT&T, Inc.	53,885	1,521,712
GCI Liberty, Inc. - Class C(a)	237	8,833
T-Mobile US, Inc.	926	221,666
		1,752,211

Utilities - 3.5%
Dominion Energy, Inc.	5,428	332,031
National Fuel Gas Co.	12,844	1,186,400
NextEra Energy, Inc.	4,045	305,357
Suburban Propane Partners LP	13,585	253,360
		2,077,148

TOTAL COMMON STOCKS (Cost $46,813,927)		55,442,848

The accompanying notes are an integral part of these financial statements.

EXCHANGE TRADED FUNDS - 4.7%	Shares	Value
iShares Bitcoin Trust ETF(a)	42,630	$2,770,950

TOTAL EXCHANGE TRADED FUNDS (Cost $2,301,250)		2,770,950

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	913,035	913,035

TOTAL SHORT-TERM INVESTMENTS (Cost $913,035)		913,035

TOTAL INVESTMENTS - 100.0% (Cost $50,028,212)		$59,126,833
Liabilities in Excess of Other Assets - 0.0%(c)		(12,185)
TOTAL NET ASSETS - 100.0%		$59,114,648

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

September 30, 2025

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
ASSETS:
Investments, at value (cost $208,736,401 and $50,028,212) (Note 2)	$255,304,699	$59,126,833
Dividends receivable	65,685	20,470
Interest receivable	1,618	909
Dividend tax reclaim receivable	1,497	244
Total assets	255,373,499	59,148,456

LIABILITIES:
Payable to adviser (Note 4)	145,306	33,808
Total liabilities	145,306	33,808
NET ASSETS	$255,228,193	$59,114,648

NET ASSETS CONSISTS OF:
Paid-in capital	$210,857,030	$50,871,020
Total distributable earnings/(accumulated losses)	44,371,163	8,243,628
Total Net Assets	$255,228,193	$59,114,648

Net assets	$255,228,193	$59,114,648
Shares issued and outstanding(a)	5,700,000	1,625,000
Net asset value per share	$44.78	$36.38

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended September 30, 2025

	Unusual Whales Subversive Democratic Trading ETF(a)	Unusual Whales Subversive Republican Trading ETF(a)
INVESTMENT INCOME:
Dividend income	$1,990,020	$802,904
Less: Foreign withholding taxes	(5,190)	(3,955)
Less: Issuance fees	(22)	(108)
Interest income	46,185	7,613
Total investment income	2,030,993	806,454

EXPENSES:
Investment advisory fee (Note 4)	1,556,261	363,640
Total expenses	1,556,261	363,640
NET INVESTMENT INCOME (LOSS)	474,732	442,814

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(778,690)	(953,269)
Redemptions in-kind	5,085,728	1,608,254
Distributions received from other investment companies	—	3,597
Net realized gain (loss)	4,307,038	658,582
Net change in unrealized appreciation (depreciation) on:
Investments	31,904,694	6,369,788
Net change in unrealized appreciation (depreciation)	31,904,694	6,369,788
Net realized and unrealized gain (loss)	36,211,732	7,028,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,686,464	$7,471,184

(a)	Each Fund reorganized into Tidal Trust I on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganizations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Unusual Whales Subversive Democratic Trading ETF		Unusual Whales Subversive Republican Trading ETF
	Year Ended September 30, 2025(a)	Year Ended September 30, 2024	Year Ended September 30, 2025(a)	Year Ended September 30, 2024
OPERATIONS:				—
Net investment income (loss)	$474,732	$338,160	$442,814	$170,812
Net realized gain (loss)	4,307,038	554,417	658,582	52,342
Net change in unrealized appreciation (depreciation)	31,904,694	14,250,277	6,369,788	2,697,274
Net increase (decrease) in net assets resulting from operations	36,686,464	15,142,854	7,471,184	2,920,428

DISTRIBUTIONS TO SHAREHOLDERS:				—
Distributions to shareholders	(411,931)	(107,314)	(252,256)	(55,652)
Total distributions to shareholders	(411,931)	(107,314)	(252,256)	(55,652)

CAPITAL TRANSACTIONS:				—
Subscriptions	67,133,802	163,234,028	24,567,539	27,394,950
Redemptions	(23,850,908)	(12,024,495)	(6,387,785)	(1,479,005)
Net increase (decrease) in net assets from capital transactions	43,282,894	151,209,533	18,179,754	25,915,945

NET INCREASE (DECREASE) IN NET ASSETS	79,557,427	166,245,073	25,398,682	28,780,721

NET ASSETS:				—
Beginning of the period	175,670,766	9,425,693	33,715,966	4,935,245
End of the period	$255,228,193	$175,670,766	$59,114,648	$33,715,966

SHARES TRANSACTIONS				—
Subscriptions	1,650,000	4,700,000	750,000	925,000
Redemptions	(650,000)	(350,000)	(200,000)	(50,000)
Total increase (decrease) in shares outstanding	1,000,000	4,350,000	550,000	875,000

(a)	Each Fund reorganized into Tidal Trust I on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganizations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Unusual Whales Subversive Democratic Trading ETF
	Year Ended September 30, 2025(a)		Year Ended September 30, 2024	Period Ended September 30, 2023(b)
PER SHARE DATA:

Net asset value, beginning of period	$37.38		$26.93	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	0.09		0.17	0.10
Net realized and unrealized gain (loss)(d)	7.39		10.57	1.83
Total from investment operations	7.48		10.74	1.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.12)	—
Net realized gains	—		(0.17)	—
Total distributions	(0.08)		(0.29)	—

Net asset value, end of period	$44.78		$37.38	$26.93

TOTAL RETURN(e)	20.04%		40.10%	7.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$255,228		$175,671	$9,426
Ratio of expenses to average net assets(f)	0.73	%(g)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.22%		0.47%	0.57%
Portfolio turnover rate(e)(h)	10%		62%	44%

(a)	The Fund reorganized into Tidal Trust I on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.
(b)	Inception date of the Fund was February 6, 2023.
(c)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Effective December 30, 2024, the Fund’s management fee was reduced from 0.75% to 0.72%.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Unusual Whales Subversive Republican Trading ETF
	Year Ended September 30, 2025(a)		Year Ended September 30, 2024	Period Ended September 30, 2023(b)
PER SHARE DATA:

Net asset value, beginning of period	$31.36		$24.68	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(c)(d)	0.29		0.32	0.21
Net realized and unrealized gain (loss)(e)	4.91		6.64	(0.53)
Total from investment operations	5.20		6.96	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.28)	—
Total distributions	(0.18)		(0.28)	—

Net asset value, end of period
	$36.38		$31.36	$24.68
TOTAL RETURN(f)
	16.65%		28.39%	(1.30)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,115		$33,716	$4,935
Ratio of expenses to average net assets(g)(h)	0.73	%(i)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(g)(h)	0.89%		1.07%	1.32%
Portfolio turnover rate(f)(j)	16%		54%	46%

(a)	The Fund reorganized into Tidal Trust 1 on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.
(b)	Inception date of the Fund was February 6, 2023.
(c)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The net investment income (loss) per share does not include net investment income of the exchange-traded funds in which the Fund invests.
(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Schedules of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.
(i)	Effective December 30, 2024, the Fund’s management fee was reduced from 0.75% to 0.72%.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Subversive ETFs

September 30, 2025

NOTE 1 - ORGANIZATION

The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading ETF”) and Unusual Whales Subversive Republican Trading ETF (“Republican Trading ETF”) (each, a “Fund”, and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

Pursuant to two tax-free reorganizations that took place prior to the open of business on December 30, 2024 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Democratic Trading ETF and the Republican Trading ETF are the successors to the Unusual Whales Subversive Democratic Trading ETF (the “Predecessor Democratic Trading ETF”) and the Unusual Whales Subversive Republican Trading ETF (the “Predecessor Republican Trading ETF,” and together with the Predecessor Democratic Trading ETF, the “Predecessor Funds”), respectively, each a series of Series Portfolios Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Fund reflect the operations of the corresponding Predecessor Fund for the period prior to December 30, 2024. Each Fund had no performance history prior to the Reorganizations.

Each Predecessor Fund commenced operations on February 6, 2023.

The investment objective of each Fund is to seek to achieve long-term capital appreciation..

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025:

Democratic Trading ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$254,689,565	$—	$—	$254,689,565
Money Market Funds	615,134	—	—	615,134
Total Investments	$255,304,699	$—	$—	$255,304,699

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Republican Trading ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,442,848	$—	$—	$55,442,848
Exchange Traded Funds	2,770,950	—	—	2,770,950
Money Market Funds	913,035	—	—	913,035
Total Investments	$59,126,833	$—	$—	$59,126,833

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of September 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in-kind adjustments. For the year fiscal ended September 30, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total distributable
		earnings/(accumulated losses)
Democratic Trading ETF	$5,028,167	$(5,028,167)
Republican Trading ETF	1,565,259	(1,565,259)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Democratic Party Investing Risk (Democratic Trading ETF Only). The pattern of investing by members of the Democratic Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its

Notes to Financial Statements	Subversive ETFs

September 30, 2025

performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests. Common stocks, in which each Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Ethics in Government Act Risk. In implementing the Funds’ principal investment strategies, the Adviser obtains and uses information derived by the third-party data provider from Periodic Transaction Reports (“PTRs”) to manage the composition and weighting of securities in each Fund’s portfolio. PTRs are made available online by the Ethics in

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Government Act of 1978 (the “EIGA”), which makes it unlawful for “any person to obtain or use a PTR for any commercial purpose, other than by news and communications media for dissemination to the general public. The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Funds’ investment strategies constitutes “obtaining or using” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, each Fund is subject to the risk that the Adviser and/or the Funds may face legal consequences if the Adviser’s implementation of the Funds’ investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Funds and their shareholders or limit the ability of the Adviser to implement the Funds’ investment strategies. In addition, the Adviser and/or the Funds may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Funds to fundamentally change their investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Funds are able to implement their principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Funds or their investments. It is not possible to predict fully the effects of current or future regulation.

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore subject to slower growth during economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as evolving technology and changing consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to Financial Statements	Subversive ETFs

September 30, 2025

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Non-Diversification Risk. Because each Fund is “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Other Investment Companies Risk. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Funds will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the Stop Trading on Congressional Knowledge Act of 2012, as amended) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Funds will not purchase or sell securities at the same time as members of Congress. As a result, the Funds may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Funds would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Funds’ performance.

Republican Party Investing Risk (Republican Trading ETF Only). The pattern of investing by members of the Republican Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Republican Party may sit. To the extent a Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile and may perform differently than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions.

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.72% based on the average daily net assets of the applicable Fund. Prior to each reorganization, each Predecessor Fund paid the Adviser a unitary management fee based on the average daily net assets of the applicable Predecessor Fund at an annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended September 30, 2025 are disclosed in the Statement of Operations.

The Adviser has entered into a fund sponsorship agreement with Subversive Capital Advisor LLC (“Sponsor”) pursuant to which Sponsor has agreed to provide financial support (as described below) to the Funds. Every month, the Investment Advisory Fee for each Fund is calculated and paid to the Adviser, and the Adviser retains a portion of the Investment Advisory Fee from each Fund. In return for its financial support for the Funds, the Adviser has agreed to pay Sponsor a portion of any remaining profits generated by Investment Advisory Fee for each Fund. If the amount of the Investment Advisory Fee exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to Sponsor.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agent services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

Notes to Financial Statements	Subversive ETFs

September 30, 2025

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that it operates as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Democratic Trading ETF	$20,812,835	$20,437,289
Republican Trading ETF	$7,752,358	$8,063,048

For the year ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended September 30, 2025, in-kind transactions associated with creations and redemptions for the Fund were:

Fund	Purchases	Sales
Democratic Trading ETF	$66,177,230	$23,483,582
Republican Trading ETF	$24,168,802	$6,304,409

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2025 and the prior fiscal year ended September 30, 2024 were as follows:

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Fund	Distributions paid from:	September 30, 2025	September 30, 2024
Democratic Trading ETF	Ordinary Income	$411,931	$107,190
	Long-Term Capital Gains	—	124
Republican Trading ETF	Ordinary Income	252,256	55,652
	Long-Term Capital Gains	—	—

As of the fiscal year ended September 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Democratic Trading ETF	Republican Trading ETF

Cost of investments(a)	$209,789,484	$50,183,012
Gross tax unrealized appreciation	52,372,591	11,172,410
Gross tax unrealized depreciation	(6,857,376)	(2,228,589)
Net tax unrealized appreciation (depreciation)	45,515,215	8,943,821
Undistributed ordinary income (loss)	384,405	325,857
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	384,405	325,857
Other accumulated gain (loss)	(1,528,457)	(1,026,050)
Total distributable earnings/(accumulated losses)	$44,371,163	$8,243,628

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and partnerships.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the fiscal year ended September 30, 2025, the Funds have not elected to defer any post-October or late-year losses.

As of the fiscal year ended September 30, 2025, the Democratic Trading ETF and the Republican Trading ETF had short-term and long- term capital loss carryovers of $1,528,457 and $359,062, and $0 and $666,988, respectively, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the

Notes to Financial Statements	Subversive ETFs

September 30, 2025

Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered	Subversive ETFs
Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Subversive ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF (the “Funds”), each a series of Tidal Trust I, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended September 30, 2025 and 2024, and for the period from February 6, 2023 (commencement of operations) to September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022. We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 21, 2025

Subversive ETFs

Other Non-Audited Information

September 30, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Democratic Trading ETF	100.00%
Republican Trading ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2025, was as follows:

Democratic Trading ETF	100.00%
Republican Trading ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended September 30, 2025, was as follows:

Democratic Trading ETF	0.00%
Republican Trading ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

A Special Meeting of Shareholders of the Predecessor Funds, each a series of Series Portfolio Trust, was held on December 27, 2024. The purpose of the meeting was 1.) To approve the Agreement and Plan of Reorganization approved by the Board of trustees of SPT, which provides for the reorganization of the Target Funds into the Unusual Whales Subversive Democratic Trading ETF and thee Unusual Whales Subversive Republican Trading ETF (the “Acquiring Funds”), a newly created series of Tidal Trust I (f/k/a Tidal ETF Trust) (“Tidal Trust”) (the “Reorganization”).

The results of the voting at the meeting are as follows:

Unusual Whales Subversive Democratic Trading ETF

For	% Voted For	% For of Outstanding Shares
1,861,143	82.28%	41.59%
Against	% Voted Against	% Against of Outstanding Shares
114,380	5.06%	2.56%
Abstain	% Voted Abstain	% Abstain of Outstanding Shares
286,376	12.66%	6.40%

Unusual Whales Subversive Republican Trading ETF

For	% Voted For	% For of Outstanding Shares
453,339	82.74%	42.17%
Against	% Voted Against	% Against of Outstanding Shares
22,639	4.13%	2.11%
Abstain	% Voted Abstain	% Abstain of Outstanding Shares
71,930	13.13%	6.69%

3

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Contract.

Not applicable.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 4, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 4, 2025

* Print the name and title of each signing officer under his or her signature.

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